Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Revenue	$ 1,487,013	$ 1,426,489	$ 1,418,140
Cost of services (excluding depreciation and amortization)	599,778	534,823	508,735
Selling, general and administrative	545,107	465,897	443,064
Depreciation and amortization	261,372	268,166	279,831
Impairment expense on intangible assets	324,145	130,420	88,792
Restructuring and other costs	25,883	20,640	50,683
Gain on disposal of subsidiaries and other assets, net		(13,137)	(4,777)
Operating (loss) / income	(269,272)	19,680	51,812
Other income / (expense), net	239,661	(40,805)	(13,914)
Interest expense, net	(165,827)	(164,788)	(164,559)
Loss before taxes	(195,438)	(185,913)	(126,661)
Less: Income tax benefit	(85,110)	(59,199)	(16,524)
Net loss	(110,328)	(126,714)	(110,137)
Less: net income attributable to non-controlling interest	626	1	61
Net loss attributable to the Company	(110,954)	(126,715)	(110,198)
Net Loss	(110,328)	(126,714)	(110,137)
Other comprehensive loss, net of tax of $0:
(Loss) / gain on foreign currency translation	(1,406)	(1,817)	3,863
Total comprehensive loss	(111,734)	(128,531)	(106,274)
Less: comprehensive income attributable to non-controlling interest	626	1	61
Total comprehensive loss attributable to the company	$ (112,360)	$ (128,532)	$ (106,335)